UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Allston Trading LLC
Address: 440 S LaSalle St Suite 1200
         Chicago IL 60605

13F File Number: 028-13647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Thomas Fugo
Title: CFO
Phone: 312-663-7166

Signature, Place,            and Date of Signing:
TOM FUGO   CHICAGO, ILLINOIS AUGUST 12, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 16
Form 13F Information Table Value Total: $6,658

List of Other Included Managers:

NONE
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
    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMAZON COM INC                 COM              023135106      541     4955 SH       SOLE                        0        0     4955
AMAZON COM INC                 COM              023135106        1       57 SH  PUT  SOLE                        0        0       57
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      223     3775 SH       SOLE                        0        0     3775
FREEPORT-MCMORAN COPPER & GO   COM              35671D857        0       17 SH  CALL SOLE                        0        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857        0       48 SH  PUT  SOLE                        0        0       48
GOLDMAN SACHS GROUP INC        COM              38141G104     1028     7828 SH       SOLE                        0        0     7828
GOLDMAN SACHS GROUP INC        COM              38141G104        0       73 SH  PUT  SOLE                        0        0       73
ISHARES TR INDEX               RUSSELL1000VAL   464287598      542    10000 SH       SOLE                        0        0    10000
POTASH CORP SASK INC           COM              73755L107      239     2775 SH       SOLE                        0        0     2775
POTASH CORP SASK INC           COM              73755L107        0       24 SH  PUT  SOLE                        0        0       24
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875     2033   101492 SH       SOLE                        0        0   101492
RESEARCH IN MOTION LTD         COM              760975102      460     9337 SH       SOLE                        0        0     9337
RESEARCH IN MOTION LTD         COM              760975102        0       90 SH  PUT  SOLE                        0        0       90
DIREXION SHS ETF TR            DLY SMCAP BULL3X 25459W847     1263    34653 SH       SOLE                        0        0    34653
EXXON MOBIL CORP               COM              30231G102      328     5745 SH       SOLE                        0        0     5745
EXXON MOBIL CORP               COM              30231G102        0       81 SH  PUT  SOLE                        0        0       81
